Mobile Financial Services activities - Financial liabilities (Details) - Mobile Finance Services - Operating segments [member] - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Payables to customers	€ 1,787	€ 1,796	€ 1,883
Debts with financial institutions	837	1,009	885
Deposit certificate	325	356	358
Cash collateral deposit	82
Other	112	27	30
Financial liabilities relating to banking activities	€ 3,143	€ 3,188	€ 3,155